Commitments and Contingencies (Details Narrative) - USD ($)				3 Months Ended	6 Months Ended
	Jul. 07, 2025	Mar. 31, 2025	Oct. 17, 2024	Sep. 30, 2025	Jun. 30, 2025	Apr. 07, 2025	Apr. 01, 2025	Dec. 31, 2024	Nov. 21, 2024	Jun. 30, 2024	Apr. 08, 2024	Mar. 31, 2024	Jan. 25, 2024	Jan. 24, 2024	Dec. 31, 2023	Oct. 26, 2023	Jan. 25, 2023	Jan. 24, 2023	Dec. 31, 2022	Jul. 16, 2022	Jun. 16, 2022
Loss Contingencies [Line Items]
Nasdaq capital market description											the Company received a notification letter from the listing qualifications department staff of Nasdaq (the “Staff”) notifying the Company that for the last 30 consecutive business days, the Company did not maintain a minimum closing bid price of $1.00 per share for its common stock, and thus, the Company no longer met Nasdaq’s minimum bid price requirement for continued listing on The Nasdaq Capital Market under Nasdaq Marketplace Rule 5550(a)(2), requiring a minimum bid price of $1.00 per share (the “Minimum Bid Price Requirement”).
Minimum Bid Requirement								$ 0.0001					$ 25	$ 0.00			$ 25.00	$ 40.00
Shares per share					$ 25															$ 25
Equity, Attributable to Parent		$ 16,949,407			$ 17,859,171			$ 12,288,014		$ (38,460,981)		$ (36,967,317)			$ (34,355,311)				$ (5,113,125)
Equity, Including Portion Attributable to Noncontrolling Interest								2,500,000
Commitments and contingencies, description					Under the terms of the agreement, if the contract is not renewed or is terminated without cause, the Company is obligated to pay severance equal to the CEO’s then-current annual base salary, which is $360,000 as of June 30, 2025. The agreement also provides for an annual cash bonus opportunity of up to 100% of base salary, and for long-term incentive compensation, the terms of which are to be determined by the Board of Directors
Other commitment					$ 360,000
Stockholders equity		(16,949,407)			(17,859,171)			(12,288,014)		38,460,981		$ 36,967,317			34,355,311				5,113,125
Damages sought value			$ 3,000,000.0
Deposits payment					$ 235,993			$ 2,202,895	$ 3,000,000.0						$ 4,600,000
Accrued settlement amount		300,000
Common stock, shares, issued					2,826,468			2,783,667							2,728,169	37,500
Forecast [Member]
Loss Contingencies [Line Items]
Payment of settlement				$ 100,000
Settlement amount				200,000
Decrease in accrued liability				$ 200,000
Forecast [Member] | Former Employee [Member]
Loss Contingencies [Line Items]
Common stock, shares, issued				89,308
Minimum [Member]
Loss Contingencies [Line Items]
Shares per share																					$ 100.00
Equity, Attributable to Parent					$ (2,500,000)	$ (2,500,000)
Stockholders equity					$ 2,500,000	$ 2,500,000
Common Class A [Member]
Loss Contingencies [Line Items]
Minimum Bid Requirement								$ 360.00
Subsequent Event [Member] | Former Employee [Member]
Loss Contingencies [Line Items]
Accrued settlement amount	$ 300,000
Common stock, shares, issued	89,308
Subsequent Event [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Minimum Bid Requirement						$ 1.00	$ 1.00
Common Stock [Member]
Loss Contingencies [Line Items]
Shares per share												$ 1.00
Common stock, shares, issued					2,826,648			2,783,667
Common Stock [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Equity, Attributable to Parent		(278)			$ (282)			$ (278)		(277)		$ (277)			$ (273)				(119)
Stockholders equity		$ 278			$ 282			$ 278		$ 277		$ 277			$ 273				$ 119
Common Stock [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Minimum Bid Requirement		$ 1.00